Putnam Money Market Fund Supplement	12 Months Ended
Jan. 30, 2016
Putnam Money Market Fund Supplement
Document Type	Other
Document Period End Date	Sep. 30, 2015
Registrant Name	PUTNAM MONEY MARKET FUND
Central Index Key	0000081248
Amendment Flag	false
Trading Symbol	PDDXK
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jun. 08, 2016
Prospectus Date	Jun. 08, 2016
Supplement Text

Prospectus Supplement	May 20, 2016

Putnam Money Market Fund
Prospectus dated January 30, 2016

In connection with the Securities and Exchange Commission’s amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs money market funds, Putnam Money Market Fund intends to operate as a “retail money market fund” as defined by Rule 2a-7. In anticipation of its operation as a retail money market fund, the fund has adopted policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons and may redeem, at its option, all fund shares held by any investor who is not a natural person (an “involuntary redemption”). The fund will provide advance notice of its intention to make any involuntary redemption. Neither the fund nor Putnam Investment Management, LLC (“Putnam Management”) will be responsible for any costs or other loss resulting from an involuntary redemption. Effective on or about June 30, 2016, the fund will be closed to any new investor who is not a natural person.

The fund has also adopted policies and procedures that allow the fund, beginning on or about October 10, 2016, to impose liquidity fees and/or temporarily suspend all redemptions in the event that the fund’s liquidity falls below required minimum levels. The fund will notify shareholders of the imposition or termination of any liquidity fee or redemption gate on the fund's website at putnam.com. Announcement of the imposition or termination of a liquidity fee or redemption gate will also be filed with the SEC on Form N-CR.

In connection with the fund’s operation as a retail money market fund and the related policy changes, effective on October 10, 2016, the following disclosure will be included in the fund’s prospectus, as indicated below.

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The last paragraph in the Fund summary sub-section “Risks” in the section “Investments, risks, and performance” will be replaced in its entirety with the following:

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below certain required thresholds because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

301356 5/16

 Putnam Investments

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The following sentence will be added at the beginning of the Fund summary section “Purchase and sale of fund shares”:

In accordance with the Securities and Exchange Commission’s (“SEC”) rules governing money market funds, the fund operates as a retail money market fund and requires all beneficial owners to be natural persons.

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In the section “What are the fund’s main investment strategies and related risks?” the disclosure titled “Recent Money Market Fund Reforms” will be replaced in its entirety with the following:

Liquidity Fees and Redemption Gates. In accordance with SEC amendments to the rules governing money market funds, the fund has adopted policies and procedures permitting the Board of Trustees of the fund to impose a liquidity fee or to suspend temporarily redemptions from the fund (a “redemption gate”) if the fund’s weekly liquid assets fall below specified thresholds. If, at any time, the fund has invested less than 30% of its total assets in weekly liquid assets (cash, direct obligations of the U.S. Government, Government securities issued by agencies or instrumentalities that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable and payable within 5 business days), the fund may institute a liquidity fee of up to 2% or impose a redemption gate for a period of up to ten days in any rolling ninety day period, if the fund’s Trustees, including a majority of independent Trustees, determine that the liquidity fee or redemption gate is in the best interests of the fund. If, at the end of a business day, the fund’s weekly liquid assets equal less than 10% of its total assets, the fund must institute a liquidity fee of 1%, unless the Trustees, including a majority of the independent Trustees, determine that imposing the fee is not in the best interests of the fund. Any liquidity fee is assessed against, and deducted from, a shareholder’s proceeds from selling shares. For example, if a shareholder sells 1,000 shares worth $1,000 when a 2% liquidity fee is imposed, the shareholder would receive $980 and the fund would receive $20 as the liquidity fee.

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The sub-section “Opening an account” in the section “How do I buy fund shares?” will be replaced in its entirety with the following:

Opening an account

The fund operates as a retail money market fund and has adopted policies and procedures reasonably designed to limit beneficial ownership of the fund to natural persons. Only natural person investors are permitted to open a fund account. Natural persons include individuals with social security number and individuals investing through certain trusts and tax-advantaged accounts (including, but not limited to, defined contribution plan accounts, 401(k) plan accounts, individual retirement accounts, college savings plans, Keogh plans and health savings account plans).

You can open a fund account and purchase class A, B, C, M and T shares by contacting your financial representative or Putnam Investor Services at 1-800 -225-1581 and obtaining a Putnam account application. Since February 2012, class B shares are only available in exchange for class B shares of another Putnam fund. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion. Shares are sold at a NAV of $1.00 per share, without any initial sales charge.

If you participate in an employer-sponsored retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Purchase orders for shares are only accepted on days the fund is open for business and must be received by 4:00 p.m. Eastern Time to be processed that day.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, including information identifying investors as natural persons, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts and estates, which in some circumstances may be considered natural persons, must also provide additional identifying documentation. Putnam Investor Services may share identifying information with third parties for the purpose of verifi-cation. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account at the then-current NAV, which may be more or less than your original investment, net of any applicable sales charges or liquidity fee.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Financial intermediaries purchasing or holding shares for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. You should therefore consider the terms of any account you may have with a financial intermediary before purchasing shares. Financial intermediaries purchasing shares on behalf of customers are responsible for transmitting orders to the fund in accordance with customer agreements.

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The following paragraphs will be added at the end of the section “How do I sell or exchange fund shares?”:

Liquidity Fees and Redemption Gates. The fund has adopted policies and procedures permitting the Board of Trustees of the fund to impose a liquidity fee or redemption gate in the event the fund’s weekly liquid assets fall below specified thresholds. If, at any time, the fund has invested less than 30% of its total assets in weekly liquid assets, the fund may institute a liquidity fee of up to 2% or impose a redemption gate for a period of up to ten days in any rolling ninety day period, if the fund’s Trustees, including a majority of independent Trustees, determine that the liquidity fee or redemption gate is in the best interests of the fund. If, at the end of a business day, the fund’s weekly liquid assets equal less than 10% of its total assets, the fund must institute a liquidity fee of 1%, unless the Trustees, including a majority of the independent Trustees, determine that imposing the fee is not in the best interests of the fund. Any liquidity fees paid by shareholders are retained by the fund and may be used by the fund to maintain the fund’s liquidity and satisfy redemption orders from the fund.

A liquidity fee or redemption gate will remain in effect until the Trustees, including a majority of the independent Trustees, determine that the liquidity fee or redemption gate is no longer in the best interests of the fund, or until the fund’s weekly liquid assets equal 30% or more of its total assets. A redemption gate will also be lifted if it has been in effect for ten business days in any rolling 90 calendar day period.

Any liquidity fees will reduce the amount you will receive upon the redemption of your shares, and generally will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption. In the absence of further guidance, the fund expects to treat liquidity fees as reducing proceeds paid to shareholders in redemption of fund shares, and therefore potentially generating a tax loss for redeeming shareholders, but not constituting income to the fund.

The fund will notify shareholders of the imposition or termination of any liquidity fee or redemption gate on the fund’s website at putnam.com. Announcement of the imposition or termination of a liquidity fee or redemption gate will also be filed with the SEC on Form N-CR.